INTANGIBLE ASSETS, NET	6 Months Ended	9 Months Ended
	Jun. 30, 2022	Sep. 30, 2022
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET
8.	INTANGIBLE ASSETS, NET

	As at
	December 31,	June 30,	June 30,
	2021	2022	2022
	RMB	RMB	US$
		(unaudited)	(unaudited)
Customer relationships	620,100	620,500	92,638
Patents and technologies	67,900	60,900	9,092
Trademarks and domain names	497,098	497,150	74,223
Software and copyrights	71,752	79,726	11,903
Others	3,637	3,707	553
	1,260,487	1,261,983	188,409
Less: accumulated amortization
Customer relationships	(32,637)	(81,605)	(12,183)
Patents and technologies	(8,138)	(12,688)	(1,895)
Trademarks and domain names	(20,722)	(45,589)	(6,806)
Software and copyrights	(26,692)	(32,679)	(4,879)
Others	(2,531)	(2,908)	(434)
	(90,720)	(175,469)	(26,197)
Intangible assets, net	1,169,767	1,086,514	162,212

8.	INTANGIBLE ASSETS, NET (continued)

Amortization expense of intangible assets for the six months ended June 30, 2021 and 2022 were RMB7,688 and RMB85,658 (US$12,788), respectively. As of June 30, 2022, estimated amortization expense of the existing intangible assets for each of the next five years is as follows:

	RMB	US$
	(unaudited)	(unaudited)
Remaining six months of 2022	86,328	12,888
2023	171,535	25,610
2024	170,012	25,382
2025	166,302	24,828
2026 and thereafter	492,337	73,504
Total	1,086,514	162,212

8.	INTANGIBLE ASSETS, NET

	As at
	December 31, 2021	September 30, 2022	September 30, 2022
	RMB	RMB	US$
		(unaudited)	(unaudited)
Customer relationships	620,100	620,500	87,229
Patents and technologies	67,900	60,900	8,561
Trademarks and domain names	497,098	497,969	70,003
Software and copyrights	71,752	81,411	11,445
Others	3,637	3,707	521
	1,260,487	1,264,487	177,759
Less: accumulated amortization
Customer relationships	(32,637)	(106,083)	(14,913)
Patents and technologies	(8,138)	(15,225)	(2,140)
Trademarks and domain names	(20,722)	(58,058)	(8,162)
Software and copyrights	(26,692)	(36,625)	(5,149)
Others	(2,531)	(3,097)	(435)
	(90,720)	(219,088)	(30,799)
Intangible assets, net	1,169,767	1,045,399	146,960

8.	INTANGIBLE ASSETS, NET (Continued)

Amortization expense of intangible assets for the nine months ended September 30, 2021 and 2022 were RMB29,493 and RMB129,277 (US$18,173), respectively. As of September 30, 2022, estimated amortization expense of the existing intangible assets for each of the next five years is as follows:

	RMB	US$
	(unaudited)	(unaudited)
Remaining three months of 2022	43,296	6,086
2023	172,259	24,216
2024	170,654	23,990
2025	166,443	23,398
2026 and thereafter	492,747	69,270
Total	1,045,399	146,960